SCHEDULE OF CARRYING AMOUNT OF CONVERTIBLE BRIDGE LOANS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Opening balance			$ 5,965	$ 3,427	$ 3,427	$ 3,427	$ 3,427
Plus: Net cash consideration received							2,390
Less: Fair value of derivative liability related to bifurcated embedded conversion feature							(2,893)
Less: Fair value of detachable instruments accounted for as equity component					(461)		(758)
Plus: Changes in terms of straight loans to convertible loans							1,185	1,796
Less: Partial conversion of convertible bridge loans into equity							(4,639)	(336)
Less: Modification of convertible bridge loans transactions							(3,375)	(355)
Plus: Amortization of discounts and accrued interest expenses	$ 4,432	$ 10,896	18,080	$ 8,393	1,655		1,655
Plus: Change in fair value of convertible bridge loans					8,973	2,322	8,973	2,322
Closing balance	$ 17,017		$ 17,017		$ 5,965	$ 3,427	$ 5,965	$ 3,427